Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Schedule of inventories

	December 31,
	2021 $	2020 $
Consumables and reagent	4,404,959	3,870,493
Finished goods	2,424,267	627,084

	6,829,226	4,497,577

Schedule of inventories recognized as an expense

	December 31,
	2021 $	2020 $
Carrying amount of inventories sold (note 6(c))	52,701,330	10,412,753